Shareholders' equity - Capital stock and contributed surplus (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	May 28, 2020
Disclosure of classes of share capital [line items]
Common share consolidation ratio				0.10
Changes in equity [abstract]
Equity at beginning of period		$ 290,983	$ 271,630
Shares acquired for equity incentive plan		(10,201)	(2,514)
Issuance of share capital to settle contingent consideration		(1,879)	2,500
Shares released on vesting of equity incentive plan		0	0
Issuance of share capital on exercise of stock options			2,504
Shares acquired and cancelled under normal course issuer bid			(2,024)
Issuance of share capital on conversion of RSUs		0	0
Issuance of share capital under dividend reinvestment program		(25,562)	(23,095)
Increase (decrease) through acquisition of subsidiary, equity			4,879
Stock-based compensation		3,650	4,517
Equity at end of period		$ 291,219	$ 290,983
Issued capital
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (shares) | shares	[1]	24,789,365	24,417,639
Shares acquired for equity incentive plan (shares) | shares	[1]	(237,172)	(128,304)
Issuance of share capital on purchase of management contracts (shares) | shares	[1]	93,023	104,720
Shares released on vesting of equity incentive plan (shares) | shares	[1]	237,626	248,883
Issuance of share capital on exercise of stock options (shares) | shares	[1]		150,000
Shares acquired and canceled under normal course issuer bid (shares) | shares	[1]		(112,343)
Issuance of share capital on conversion of RSUs and other share based considerations (shares) | shares	[1]	105,291	103,269
Issuance of share capital under dividend reinvestment program (shares) | shares	[1]	3,487	5,501
Number of shares outstanding at end of period (shares) | shares	[1]	24,991,620	24,789,365
Changes in equity [abstract]
Equity at beginning of period		$ 417,758	$ 407,900
Shares acquired for equity incentive plan		(10,201)	(2,514)
Issuance of share capital to settle contingent consideration		3,000	2,500
Shares released on vesting of equity incentive plan		4,382	4,361
Issuance of share capital on exercise of stock options			5,159
Shares acquired and cancelled under normal course issuer bid			(2,024)
Issuance of share capital on conversion of RSUs		2,341	2,231
Issuance of share capital under dividend reinvestment program		145	145
Equity at end of period		417,425	417,758
Contributed surplus
Changes in equity [abstract]
Equity at beginning of period		43,309	43,160
Issuance of share capital to settle contingent consideration		(4,879)	4,879
Shares released on vesting of equity incentive plan		(4,382)	(4,361)
Released on exercise of stock option plan			(2,655)
Issuance of share capital on exercise of stock options			(2,655)
Issuance of share capital on conversion of RSUs		(2,341)	(2,231)
Increase (decrease) through acquisition of subsidiary, equity		(4,879)	4,879
Stock-based compensation		3,650	4,517
Equity at end of period		$ 35,357	$ 43,309

[1]	Amounts reflect retrospective application of the May 28, 2020 share consolidation (see Note 8).